PROVISIONS, CONTINGENCIES AND COMMITMENTS - Asset Retirement Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions	$ 2,991	$ 2,534	$ 2,022
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	478	$ 422	$ 427
Ukraine | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	59
Canada | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	148
United States | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	87
Mexico | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	63
Belgium | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	14
Germany | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	38
South Africa | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	18
Brazil | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	12
Kazakhstan | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	13
Liberia | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	$ 22